GIORDANO, HALLERAN & CIESLA

A PROFESSIONAL CORPORATION

ATTORNEYS AT LAW

PLEASE RESPOND TO:

U.S. POSTAL SERVICE ADDRESS:

POST OFFICE BOX 190

MIDDLETOWN, NEW JERSEY 07748

OR:

HAND DELIVERY AND OVERNIGHT SERVICE ADDRESS:

125 HALF MILE ROAD

RED BANK, NEW JERSEY 07701

(732) 741-3900

FAX: (732) 224-6599

www.ghclaw.com

DIRECT DIAL NUMBER	DIRECT EMAIL	CLIENT/MATTER NO.
(732) 219-5483	pforlenza@ghclaw.com	14624/0002

February 20, 2008

Securities and Exchange Commission

Division of Corporation Finance

Mail Stop 7010

100 F Street N.E.

Washington, DC 20549

Attention: Mellissa Duru

RE:	Visual Management Systems, Inc.

Registration Statement on Form SB-2

Filed December 21, 2007

File No. 333-148309

Amendment No. 1 to Annual Report on Form 10-KSB/A

File No. 333-133936

Amendment No. 2 to Current Report on Form 8-K

Filed October 26, 2007

File No. 333-133936

Ladies and Gentlemen:

Our client, Visual Management Systems, Inc. (the “Company” or “VMS”) has filed on or about this date, through EDGAR, an amendment to the above referenced Registration Statement on Form SB-2 (the “Registration Statement”). As a result of the elimination of “SB” registration forms which recently became effective, the amendment has been filed as Amendment No. 1 to Form S-1. On behalf of the Company, this letter sets forth the Company’s responses to the comments of the Staff of the Division of Corporation Finance (the “Staff”), set forth in its

OUR TRENTON OFFICE: 441 EAST STATE STREET, TRENTON, NEW JERSEY 08608, PHONE: (609) 695-3900

Securities and Exchange Commission

February 20, 2008

comment letter dated January 18, 2008 with respect to the Registration Statement and other documents referenced above.

The applicable comments and responses are set forth below. The comment numbers correspond to the comment numbers set forth in the January 18, 2008 letter issued by the Staff.

General
1.

Please provide us, with a view toward disclosure in the prospectus, with the total dollar value of the securities underlying the convertible note that you have registered for resale (using the number of underlying securities that you have registered for resale and the market price per share for those securities on the date of the sale of the convertible note).

Response – Disclosure with respect to the total dollar value of the securities underlying the convertible note that have been registered for resale has been added on page 6 of Amendment No. 1

2.

Please provide us with, with a view toward disclosure in the prospectus, with tabular disclosure of the dollar amount of each payment (including the value of any payments to be made in common stock) in connection with the transaction that you have made or may be required to make to any selling shareholder, any affiliate of a selling shareholder, or any person with whom any selling shareholder has a contractual relationship regarding the transaction (including any interest payments, liquidated damages, payments made to “finders” or “placement agents,” and any other payments or potential payments). Please provide footnote disclosure of the terms of each such payment. Please do not include any repayment of principal on the convertible notes in this disclosure.

Further, please provide us, with a view toward disclosure in the prospectus, with disclosure of the net proceeds to the issuer from the sale of the convertible notes and the total possible payments to all selling shareholders and any of their affiliates in the first year following the sale of convertible notes.

Response – Tables setting forth the information requested in the first paragraph of Comment No. 2 have been added on pages 19 and 20 of Amendment No. 1. Disclosure with respect to the net proceeds to the Company from the sale of the convertible notes and the total possible payments to all selling shareholders and their affiliates has been added on page 20 of Amendment No. 1.

Securities and Exchange Commission

February 20, 2008

3.

You state that the conversion price for the convertible debentures issued in the November 30, 2007 financing is $0.50 per share. Please tell us if the entire face value of the notes is convertible at this price, or if only the amounts forwarded by the lenders to the company are convertible at this amount. If the former, please provide context for the conversion price and number of shares issuable at the time of issuance. For example, with respect to the convertible debenture issued on November 30, 2007, please disclose that if the lenders had chosen to fully convert its debenture on that date (ignoring the 9.99% restriction), the lenders would have received 7.5 million shares of common stock for the $3.75 million debenture. Given that the lenders had only forwarded $3 million to the company (taking into account the original issue discount deduction), it would appear that the implied conversion price on the amount forwarded is $0.40.

Response – The entire face value of the 5% Secured Convertible Debentures (the “Debentures” is convertible at $.50 per share. As a result, the implied conversion price is $.40 per share. Disclosure has been added on page 3 of Amendment No. 1 to indicate that if the investors had chosen to fully convert the Debentures on November 30, 2007, they would have received 7,500,000 shares.

Securities and Exchange Commission

February 20, 2008

4.

Please provide us, with a view toward disclosure in the prospectus, with tabular disclosure of:

•              the total possible profit the selling shareholders could realize as a result of the conversion discount for the securities underlying the convertible note presented in a table with the following information disclosed separately:

•              the market price per share of the securities underlying the convertible note on the date of the sale of the convertible note;

•               the conversion price per share of the underlying securities on the date of the sale of the convertible note, calculated using the implied conversion price as computed in response to Comment Three above;

•              the total possible shares underlying the convertible note (assuming complete conversion throughout the term of the note);

•              the combined market price of the total number of shares underlying the convertible note, calculated by using the market price per share on the date of the sale of the convertible note and the total possible shares underlying the convertible note;

•              the total possible shares the selling shareholders may receive and the combined conversion price of the total number of shares underlying the convertible note calculated by using the implied conversion price computed in response to Comment Three and the total possible number of shares the selling shareholders may receive; and

•              the total possible discount to the market price as of the date of the sale of the convertible note, calculated by subtracting the implied conversion price noted in Comment Three from the combined market price of the total number of shares underlying the convertible note on that date.

If there are provisions in the convertible note that could result in a change in the price per share upon the occurrence of certain events, please provide additional tabular disclosure as appropriate. For example, if the conversion price per share is fixed unless and until the market price falls below a stated price, at which point the conversion price per share drops to a lower price, please provide additional disclosure.

Response – Tables setting forth the requested information have been added on pages 44 and 45 of Amendment No. 1.

Securities and Exchange Commission

February 20, 2008

5.

Please provide us, with a view toward disclosure in the prospectus, with tabular disclosure of:

•              the total possible profit to be realized as a result of any conversion discounts for securities underlying any other warrants, options, notes, or other securities of the issuer that are held by the selling shareholders or any affiliates of the selling shareholders, presented in a table with the following information disclosed separately:

•             market price per share of the underlying securities on the date of the sale of that other security;

•             the conversion/exercise price per share as of the date of the sale of that other security, calculated as follows:

--             if the conversion/exercise price per share is set at a fixed price, use the price per share on the date of the sale of that other security that, for original discount issuances, reflects any implied conversion price as computed in accordance with Comment Three above; and,

--              if the conversion/exercise price per share is not set at a fixed price and, instead, is set at a floating rate in relationship to the market price of the underlying security, use the conversion/exercise discount rate and the market rate per share on the date of the sale of that other security and determine the conversion price per share as of that date;

•              the total possible shares to be received under the particular securities (assuming complete conversion/exercise);

•              the combined market price of the total number of underlying shares, calculated by using the market price per share on the date of the sale of that other security and the total possible shares to be received;

•              the total possible shares to be received and the combined conversion price of the total number of shares underlying that other security calculated by using the conversion price on the date of the sale of that other security and the total possible number of underlying shares; and

•              the total possible discount to the market price as of the date of the sale of that other security, calculated by subtracting the total conversion/exercise price on the date of the sale of that other security from the combined market price of the total number of underlying shares on that date.

Response – A table setting forth the requested information has been added on pages 46 through 49 of Amendment No. 1.

Securities and Exchange Commission

February 20, 2008

6.

Please provide us, with a view toward disclosure in the prospectus, with tabular disclosure of:

•              the gross proceeds paid or payable to the issuer in the convertible note transaction;

•              all payments that have been made or that may be required to be made by the issuer that are disclosed in response to Comment Two;

•              the resulting net proceeds to the issuer; and

•              the combined total possible profit to be realized as a result of any conversion discounts regarding the securities underlying the convertible notes and any other warrants, options, notes or other securities of the issuer that are held by the selling shareholders or any affiliates of the selling shareholders that is disclosed in response to Comment Four and Comment Five.

Further, please provide us, with a view toward disclosure in the prospectus, with disclosure – as a percentage – of the total amount of all possible payments as disclosed in response to Comment Two and the total possible discount to the market price of the shares underlying the convertible note as disclosed in response to Comment Four divided by the net proceeds to the issuer from the sale of the convertible notes, as well as the amount of that resulting percentage averaged over the term of the convertible notes.

Response – Tables and disclosure setting forth the requested information have been added on pages 19 and 20 of Amendment No. 1.

Securities and Exchange Commission

February 20, 2008

7.

Please provide us, with a view toward disclosure in the prospectus, with tabular disclosure of all prior securities transactions between the issuer (or any of its predecessors) and the selling shareholders, any affiliates of the selling shareholders, or any person with whom any selling shareholder has a contractual relationship regarding the transaction (or any predecessors of those persons), with the table include the following information disclosed separately for each transaction:

•              the date of the transaction;

•              the number of shares of the class of securities subject to the transaction that were outstanding prior to the transaction;

•              the number of shares of the class of securities subject to the transaction that were outstanding prior to the transaction and held by persons other than the selling shareholders, affiliates of the company, or affiliates of the selling shareholders;

•              the number of shares of the class of securities subject to the transaction that were issued or issuable in connection with the transaction;

•              the percentage of total issued and outstanding securities that were issued or issuable in the transaction (assuming full issuance), with the percentage calculated by taking the number of shares issued and outstanding prior to the applicable transaction and held by persons other than the selling shareholder, affiliates of the company, or affiliates of the selling shareholder;

•              the market price per share of the class of securities subject to the transaction immediately prior to the transaction (reverse split adjusted, if necessary); and

•              the current market price per share of the class of securities subject to the transaction (reverse split adjusted, if necessary).

Response – A table setting forth the requested information has been added on page 49 of Amendment No. 1.

Securities and Exchange Commission

February 20, 2008

8.

Please provide us, with a view toward disclosure in the prospectus, with tabular disclosure comparing:

•              the number of shares outstanding prior to the convertible note transaction that are held by persons other than the selling shareholders, affiliates of the company, and affiliates of the selling shareholders;

•              the number of shares registered for resale by the selling shareholders or affiliates of the selling shareholders in prior registration statements;

•              the number of shares registered for resale by the selling shareholders or affiliates of the selling shareholders that continue to be held by the selling shareholders or affiliates of the selling shareholders;

•              the number of shares that have been sold in registered resale transactions by the selling shareholders or affiliates of the selling shareholders; and

•              the number of shares registered for resale on behalf of the selling shareholders or affiliates of the selling shareholders in the current transaction.

In this analysis, the calculation of the number of outstanding shares should not include any securities underlying any outstanding convertible securities, options, or warrants.

Response – Disclosure of the requested information is set forth in the first paragraph of page 50 of Amendment No. 1.

9.

Please provide us, with a view toward disclosure in the prospectus, with the following information:

•              whether the issuer has the intention, and a reasonable basis to believe that it will have the financial ability, to make all payments on the overlying securities; and

•              whether – based on information obtained from the selling shareholders – any of the selling shareholders have an existing short position in the company’s common stock and, if any of the selling shareholders have an existing short position in the company’s stock, the following additional information:

--              the date on which each such selling shareholder entered into that short position; and

--           the relationship of the date on which each such selling shareholder entered into that short position to the date of the announcement of the convertible note transaction and the filing of the registration statement (e.g., before or after the announcement of the convertible note transaction, before the filing or after the filing of the registration statement, etc.)

Response – Disclosure has been added on page 19 of Amendment No. 1 with respect to the Company’s intention and ability to make payments required under its debentures. Disclosure has been added on page 43 of Amendment No. 1 with respect to short positions held by the Selling Shareholders.

Securities and Exchange Commission

February 20, 2008

10.

Please provide us, with a view toward disclosure in the prospectus, with:

•              a materially complete description of the relationships and arrangements that have existed in the past three years or are to be performed in the future between the issuer (or any of its predecessors) and the selling shareholders, any affiliates of the selling shareholders, or any person with whom any selling shareholder has a contractual relationship regarding the transaction (or any predecessors of those persons) – the information provided should include, in reasonable detail, a complete description of the rights and obligations of the parties in connection with the sale of the convertible notes; and

•              copies of all agreements between the issuer (or any of its predecessors) and the selling shareholders, any affiliates of the selling shareholders, or any person with whom any selling shareholder has a contractual relationship regarding the transaction (or any predecessors of those persons) in connection with the sale of the convertible notes.

If it is your view that such a description of the relationships and arrangements between and among those parties already is presented in the prospectus and that all agreements between and/or among those parties are included as exhibits to the registration statement, please provide us with confirmation of your view in this regard.

Response – Information has been added on page 43 of Amendment No. 1 in response to the above comment. All agreements of the type described above have been filed as exhibits, except for the Company’s Placement Agent Agreement with Kuhn Brothers, Inc., which will be filed by amendment.

11.

Please provide us, with a view toward disclosure in the prospectus, with a description of the method by which the company determined the number of shares it seeks to register in connection with this registration statement. In this regard, please ensure that the number of shares registered in the fee table is consistent with the shares listed in the “Selling Shareholders” section of the prospectus.

Response – Disclosure with respect to the number of shares being registered has been added on page 38 of Amendment No. 1.

12.

With respect to the shares to be offered for resale by each selling security holder that is a legal entity, please disclose the natural person or persons who exercise the sole or shared voting and/or dispositive powers with respect to the shares to be offered by that shareholder.

Response – The requested information has been added in the notes to the table which begins on page 38.

Securities and Exchange Commission

February 20, 2008

13.

Please disclose if any of the selling shareholders is a registered broker-dealer or affiliate of a registered broker-dealer. If you determine that a selling shareholder is a registered broker-dealer, please revise your disclosure to indicate that such selling shareholder is an underwriter, unless such selling shareholder received its securities as compensation for investment banking services. If the selling shareholder is an affiliate of a registered broker-dealer, please disclose, if true, that such selling shareholder acquired its shares in the ordinary course of business and at the time of the acquisition did not have any arrangements or understandings with any person to distribute the securities. If not, you must indicate that such selling shareholder is an underwriter.

Response – Disclosure has been added in note 4 on page 41 and note 12 on page 42 of Amendment No. 1 to identify selling stockholders that are broker-dealers. All of such selling stockholders received their securities for investment banking services.

Note 1. Summary of Significant Accounting Policies, page F-6.
14.

You disclose under this heading that “The Company has restated previously issued financial statements in order to account for both stock options and stock warrants not previously reported and for other adjustments resulting from changes in circumstance subsequent to the previous reporting date.” Please expand your disclosure to explain the nature of the “other adjustments resulting from changes in circumstance.” In addition, please clarify the nature and provide the facts and circumstances surrounding your change in accounting principle.

Response – Besides the adjustment related to options and warrants, the only other adjustments related to an adjustment of accounts receivable which was not material.

Financial Statements for the Fiscal Quarter Ended September 30, 2007 Series A Convertible Preferred Stock, page F-25

15.

We note you issued convertible preferred stock in the third quarter of 2007 that has an associated registration rights agreement with liquidating damages provisions. Please tell us how you have considered the guidance in FSP EITF 00-19-2 to record a contingent liability in light of the penalties that become applicable in the event your registration statement is not declared effective by February 25, 2008, as disclosed on page two.

Response – The Company recorded no contingent liability associated with its Series A convertible preferred stock as of September 30, 2007 because based upon the guidance provided in FASB Staff Position IETF 00-19-2, it was determined by management that the penalty was not yet probable and therefore could not reasonably be estimated at the time of issuance of the financial statements as of and for the period ended September 30, 2007. Since the date of such financial statements, the likelihood of liability has increased and the Company anticipates that it will record a contingent liability as of December 31, 2007 as a result of the increased likelihood of the penalty.

Securities and Exchange Commission

February 20, 2008

Form 8-K/A filed October 26, 2007

16.

We note from your response letter dated December 21, 2007 that you intend to file an 8-K/A “in order to appropriately set forth the pro forma financial statements” reflecting the recapitalization of Wildon Productions, Inc. Please tell us when you intend to file the amendment to the Form 8-K.

Response – The Form 8-K/A was filed on January 30, 2008.

If you have any questions or comments with respect to the foregoing, please do not hesitate to contact the undersigned at (732) 741-3900.

Very truly yours,

/s/ PHILIP D. FORLENZA